UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-888-711-4272

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / September 30, 2010 (unaudited)

		Market
Shares		Value ($)

	Common Stock - 80.5%
	Real Estate Investment Trusts (“REIT”) - 80.5%
	Australia - 11.7%
5,453,037	CFS Retail Property Trust	$10,005,417
2,776,835	Charter Hall Retail Estate Investment Trust	7,716,485
38,529,000	Dexus Property Group	31,896,381
3,536,700	GPT Group	10,067,766
7,053,616	Goodman Group	4,405,134
4,102,827	Westfield Group	48,703,619

		112,794,802

	Canada - 10.5%
200,100	Calloway Real Estate Investment Trust	4,712,595
500,000	Crombie Real Estate Investment Trust(a)	6,253,351
884,800	H&R Real Estate Investment Trust	17,034,459
2,082,900	InnVest Real Estate Investment Trust	14,598,675
440,000	InnVest Real Estate Investment Trust(a)	3,083,882
700,000	Primaris Retail Real Estate Investment Trust(a)	13,319,686
1,878,800	RioCan Real Estate Investment Trust	41,976,991

		100,979,639

	France - 5.2%
65,700	Altarea	10,763,243
351,122	Societe de la Tour Eiffel	27,883,907
49,220	Unibail-Rodamco SE	10,929,296

		49,576,446

	Hong Kong - 2.7%
8,913,000	Link REIT (The)	26,406,508

	Japan - 2.1%
620	Frontier Real Estate Investment Corp.	5,113,479
10,652	Japan Retail Fund Investment Corp.	14,982,164

		20,095,643

	Netherlands - 4.5%
116,780	Corio NV	7,995,321
357,401	Eurocommercial Properties NV	16,589,420
277,161	VastNed Retail NV	18,890,642

		43,475,383

	New Zealand - 0.7%
9,050,000	Goodman Property Trust	6,323,891

	Singapore - 4.6%
6,735,000	Ascendas Real Estate Investment Trust	11,213,479
16,748,000	CapitaMall Trust	27,375,375
4,757,000	Suntec Real Estate Investment Trust	5,460,957

		44,049,811

	United Kingdom - 3.8%
1,939,300	Land Securities Group Plc	19,573,362
4,045,110	Segro Plc	17,401,804

		36,975,166

	United States - 34.7%
997,100	Annaly Capital Management, Inc.	17,548,960
795,353	Brandywine Realty Trust	9,743,074
826,200	Camden Property Trust	39,632,814
668,632	CBL & Associates Properties, Inc.	8,732,334
4,855,300	Chimera Investment Corp.	19,178,435
1,472,700	Extra Space Storage, Inc.	23,622,108
1,433,200	Liberty Property Trust	45,719,080
1,133,685	Macerich Co. (The)	48,691,771
145,000	Mack-Cali Realty Corp.	4,742,950
1,847,070	OMEGA Healthcare Investors, Inc.	41,466,722
1,601,100	ProLogis	18,860,958
194,219	Simon Property Group, Inc.	18,011,870
1,211,534	UDR, Inc.	25,587,598
712,120	Verde Realty(b)(c)	11,749,980

		333,288,654

	Total Common Stock (cost $721,223,753)	773,965,943

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2010.

	Preferred Stock - 23.3%
	Real Estate Investment Trusts (“REIT”) - 23.3%
	United States - 23.3%
450,000	Alexandria Real Estate Equities, Inc., Series C	11,619,000
80,500	Apartment Investment & Management Co., Series U	2,042,285
480,000	Apartment Investment & Management Co., Series V	12,244,800
150,000	Apartment Investment & Management Co., Series Y	3,828,000
480,000	BioMed Realty Trust, Inc., Series A	12,148,800
51,000	CBL & Associates Properties, Inc., Series C	1,249,500
100,000	CBL & Associates Properties, Inc., Series D	2,384,000
272,700	Cedar Shopping Centers, Inc., Series A	7,030,560
171,300	Corporate Office Properties Trust SBI MD, Series J	4,320,186
125,000	Digital Realty Trust, Inc., Series B	3,160,163
200,800	Duke Realty Corp., Series M	4,993,896
121,700	Eagle Hospitality Properties Trust, Series A (c)	80,626
400,000	Entertainment Properties Trust, Series D	9,584,000
20,000	Glimcher Realty Trust, Series F	500,000
645,700	Glimcher Realty Trust, Series G	15,787,365
520,000	Health Care REIT, Inc., Series F	13,150,800
150,000	iStar Financial, Inc., Series F	1,494,000
765,000	iStar Financial, Inc., Series I	7,435,800
170,000	LaSalle Hotel Properties, Series B	4,396,200
200,000	LaSalle Hotel Properties, Series D	4,926,000
600,000	LaSalle Hotel Properties, Series E	15,078,000
520,000	LaSalle Hotel Properties, Series G	12,313,600
180,000	LTC Properties, Inc., Series F	4,581,000
169,900	National Retail Properties, Inc., Series C	4,293,373
120,000	OMEGA Healthcare Investors, Inc., Series D	3,084,000
320,000	PS Business Parks, Inc., Series O	8,272,000
129,000	Public Storage, Series I	3,257,250
400,000	Public Storage, Series K	10,124,000
260,000	Public Storage, Series M	6,596,200
442,500	SL Green Realty Corp., Series C	11,084,625
200,000	SL Green Realty Corp., Series D	5,072,000
120,000	Strategic Hotels & Resorts, Inc., Series B (c)	2,727,600
90,900	Strategic Hotels & Resorts, Inc., Series C (c)	2,050,931
142,600	Taubman Centers, Inc., Series G	3,647,708
373,500	Taubman Centers, Inc., Series H	9,442,566

	Total Preferred Stock (cost $236,508,117)	224,000,834

	Total Investments - 103.8% (cost $957,731,870)	997,966,777
	Liabilities in Excess of Other Assets — (3.8)%	(36,128,606)

	Net Assets - 100%	$961,838,171

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the securities amounted to $22,656,919 or 2.4% of net assets.

(b)	Fair valued pursuant to guidelines approved by the board.

(c)	Non-income producing security.
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2010.

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.
The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.
For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2010 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$762,215,963	$—	$11,749,980
Preferred Stocks	202,235,988	21,764,846	—

Total	$964,451,951	$21,764,846	$11,749,980

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.
It is the Trust’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The fair value of Level 2 investments at December 31, 2009 was $215,526,310 and of this amount $177,188,077 of preferred stock investments was transferred out of Level 2 and into Level 1 at September 30, 2010 as a result of obtaining quoted exchange closing prices from the Trust’s third party pricing vendor.
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2010.

The Trust has one investment in a private equity security which is classified as Level 3 because no market quotations are readily available. In determining the fair value of this investment, the following factors may be evaluated: balance sheet, income statement, the portfolio of real estate investments held, economic factors and conditions in which the company operates, and comparable public company valuations and trading prices.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of December 31, 2009	$11,749,980
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2010	$11,749,980

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2010.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer

Date:	November 18, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson
T. Ritson Ferguson
President and Chief Executive Officer
Date:	November 18, 2010

By:	/s/ Jonathan A. Blome
Jonathan A. Blome
Chief Financial Officer
Date:	November 18, 2010